Loans and Allowance for Loan Losses (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 31, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Summary of the allowance for loan losses
Balance at beginning of period			$ 14,842				$ 13,809	$ 14,842	$ 13,809	$ 14,565
Additions:
Provision for loan losses	30	1,000	1,000	1,000	4,700	1,500	1,700	2,030	8,900	11,523
Deductions:
Loans charged off								4,180	8,789	13,206
Less recoveries on loans								(1,027)	(922)	(927)
Net loans charged off								3,153	7,867	12,279
Balance at end of period	13,719			14,842				13,719	14,842	13,809
Commercial, Financial, and Agricultural
Summary of the allowance for loan losses
Balance at beginning of period			1,937				1,804	1,937	1,804	2,931
Additions:
Provision for loan losses								992	1,732	837
Deductions:
Loans charged off								895	1,760	2,157
Less recoveries on loans								(340)	(161)	(193)
Net loans charged off								555	1,599	1,964
Balance at end of period	2,374			1,937				2,374	1,937	1,804
Real Estate Construction - Residential
Summary of the allowance for loan losses
Balance at beginning of period			732				1,188	732	1,188	2,067
Additions:
Provision for loan losses								318	(523)	914
Deductions:
Loans charged off								119		1,858
Less recoveries on loans									(67)	(65)
Net loans charged off								119	(67)	1,793
Balance at end of period	931			732				931	732	1,188
Real Estate Construction - Commercial
Summary of the allowance for loan losses
Balance at beginning of period			1,711				1,562	1,711	1,562	1,339
Additions:
Provision for loan losses								(452)	126	485
Deductions:
Loans charged off								633		512
Less recoveries on loans								(5)	(23)	(250)
Net loans charged off								628	(23)	262
Balance at end of period	631			1,711				631	1,711	1,562
Real Estate Mortgage - Residential
Summary of the allowance for loan losses
Balance at beginning of period			3,387				3,251	3,387	3,251	3,922
Additions:
Provision for loan losses								273	955	1,104
Deductions:
Loans charged off								812	977	1,883
Less recoveries on loans								(111)	(158)	(108)
Net loans charged off								701	819	1,775
Balance at end of period	2,959			3,387				2,959	3,387	3,251
Real Estate Mortgage - Commercial
Summary of the allowance for loan losses
Balance at beginning of period			6,834				5,734	6,834	5,734	3,458
Additions:
Provision for loan losses								622	6,318	8,593
Deductions:
Loans charged off								1,301	5,466	6,420
Less recoveries on loans								(368)	(248)	(103)
Net loans charged off								933	5,218	6,317
Balance at end of period	6,523			6,834				6,523	6,834	5,734
Installment Loans to Individuals
Summary of the allowance for loan losses
Balance at beginning of period			239				267	239	267	231
Additions:
Provision for loan losses								272	293	204
Deductions:
Loans charged off								420	586	376
Less recoveries on loans								(203)	(265)	(208)
Net loans charged off								217	321	168
Balance at end of period	294			239				294	239	267
Unallocated
Summary of the allowance for loan losses
Balance at beginning of period			2				3	2	3	617
Additions:
Provision for loan losses								5	(1)	(614)
Deductions:
Balance at end of period	$ 7			$ 2				$ 7	$ 2	$ 3